CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income:
Loans	$ 1,742,390	$ 1,802,968	$ 1,645,736
Money market investments	19,721	89,823	111,288
Investment securities	329,440	368,002	264,824
Total interest income	2,091,551	2,260,793	2,021,848
Interest expense:
Deposits	175,855	304,858	204,265
Short-term borrowings	2,457	6,100	7,210
Long-term debt	56,626	58,141	75,496
Total interest expense	234,938	369,099	286,971
Net interest income	1,856,613	1,891,694	1,734,877
Provision for credit losses	292,536	165,779	228,072
Net interest income after provision for credit losses	1,564,077	1,725,915	1,506,805
Mortgage banking activities	10,401	32,093	52,802
Net gain (loss) on sale of debt securities	41	(20)	0
Net gain (loss), including impairment on equity securities	6,279	2,506	(2,081)
Net profit (loss) on trading account debt securities	1,033	994	(208)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	1,234	0	33
Adjustments (expense) to indemnity reserves on loans sold	390	(343)	(12,959)
FDIC loss-share expense	0	0	94,725
Other operating income	87,219	88,514	111,485
Total non-interest income	512,312	569,883	652,494
Operating expenses:
Personnel costs	564,205	590,625	562,988
Net occupancy expenses	119,345	96,339	88,329
Equipment expenses	88,932	84,215	71,788
Other taxes	54,454	51,653	46,284
Professional fees	394,122	384,411	349,844
Communications	23,496	23,450	23,107
Business promotion	57,608	75,372	65,918
FDIC deposit insurance	23,868	18,179	27,757
Loss on early extinguishment of debt	0	0	12,522
Other real estate owned (OREO) (income) expenses	(3,480)	4,298	23,338
Other operating expenses	128,882	139,570	140,361
Amortization of intangibles	6,397	9,370	9,326
Total operating expenses	1,457,829	1,477,482	1,421,562
Income before income tax	618,560	818,316	737,737
Income tax expense	111,938	147,181	119,579
Net Income	506,622	671,135	618,158
Net Income Applicable to Common Stock	$ 504,864	$ 667,412	$ 614,435
Net Income per Common Share - Basic	$ 5.88	$ 6.89	$ 6.07
Net Income per Common Share - Diluted	$ 5.87	$ 6.88	$ 6.06
Service charges on deposit accounts
Interest expense:
Revenue from contract with customer	$ 147,823	$ 160,933	$ 150,677
Other services
Interest expense:
Revenue from contract with customer	$ 257,892	$ 285,206	$ 258,020